New standards and interpretations not yet effective	12 Months Ended
Dec. 31, 2021
New standards and interpretations not yet effective [abstract]
New standards and interpretations not yet effective

27.    New standards and interpretations not yet effective

The following new standards, interpretations and amendments were issued by the IASB, but are not effective for annual periods beginning after January 1, 2021. Although early adoption is permitted, the Company did not adopt them in advance in the preparation of these consolidated financial statements. In addition, based on an initial review the Company does not currently believe adoption of the following standard/amendments will have a material impact on the consolidated profit or loss or financial position of the Company.

Applicable standard	Key requirements or changes in accounting policy
Interest Rate Benchmark Reform (Phase 2) Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Effective from the year ended December 31, 2021

The amendments are applicable when an existing interest rate benchmark is replaced by another interest rate benchmark. The amendments provide a practical expedient that modifications to asset and liability values as a direct consequence of the interest rate benchmark reform and made on an economically equivalent basis (i.e., where the basis for determining contractual cash flows is the same), can be accounted for by only updating the effective interest rate. Additionally, hedge accounting is not discontinued solely because of the replacement of another interest rate benchmark. Hedging relationships (and related documentation) must instead be amended to reflect modifications to the hedged item, hedging instrument and hedged risk.

IFRS 17 Insurance Contracts Effective from the year ended December 31, 2023	This standard introduces a new model for accounting for insurance contracts. Work continues to review existing arrangements to determine the impact on adoption.

All other standards or amendments to standards that have been issued by the IASB and are effective from January 1, 2022, onwards are not applicable or material to the Company.